2. LOANS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Details
Financing Receivable, 90 Days or More Past Due, Still Accruing	$ 0
Ratio of bankrupt accounts to total principal loan balances	1.48%	2.09%